Taxes - Schedule of Provision for Income Taxes (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Deferred:
Provision for income taxes - Deferred	$ 1,136,205	$ 145,980	$ 713,336	$ 7,876
Total provision for income taxes	1,446,631	185,863	1,085,909	1,325,137
Hong Kong [Member]
Current:
Provision for income taxes - Current			348,835	928,973
Deferred:
Provision for income taxes - Deferred	134,213	17,244	(206,806)	7,876
The UK [Member]
Current:
Provision for income taxes - Current	310,430	39,883		388,288
Deferred:
Provision for income taxes - Deferred	$ 1,001,988	$ 128,736	$ 943,880